Loans - Summary of Changes in Related Party Loans (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Loans and Leases Receivable, Related Parties [Roll Forward]
Balance, beginning of year	$ 746,997	$ 1,205,798
Advances	128,023	203,350
Repayments	(384,587)	(662,151)
Change in related parties	1,043,885
Balance, end of year	$ 1,534,318	$ 746,997